January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, 03/15/30	$1,000	$ 1,002,651
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,122,337
Series 2024-3, Class A, 4.65%, 07/15/29	1,000	1,012,882
Series 2025-2, Class A, 4.28%, 04/15/30	1,400	1,414,554
Series 2025-3, Class A, 4.51%, 04/15/32	1,000	1,019,028
Series 2025-4, Class A, 4.30%, 07/15/30	4,500	4,553,802
Capital One Multi-Asset Execution Trust
Series 2025-A1, Class A, 3.82%, 09/15/30	1,000	998,891
Series 2025-A3, Class A, 4.65%, 10/15/37	1,230	1,225,740
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29	1,000	1,017,468
Series 2024-4, Class A4, 4.64%, 04/15/30	860	872,446
Series 2025-2, Class A3, 4.48%, 03/15/30	5,100	5,107,914
Series 2025-2, Class B, 4.96%, 11/15/30	500	510,354
Series 2025-3, Class A3, 4.35%, 07/15/30	4,000	4,032,906
Carvana Auto Receivables Trust
Series 2024-P3, Class A3, 4.26%, 10/10/29	866	867,316
Series 2025-P3, Class A3, 4.04%, 11/11/30	1,000	999,905
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	500	511,023
Citibank Credit Card Issuance Trust
Series 2007-A3, Class A3, 6.15%, 06/15/39	500	555,491
Series 2025-A2, Class A, 4.49%, 06/21/32	500	508,472
CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,600	1,614,767
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 05/17/32	1,000	1,003,858
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	91	91,201
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	3,013,330
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,041,259
Series 2025-4A, Class A3, 4.39%, 09/17/29	625	627,864
Series 2025-5A, Class C, 4.68%, 03/15/32	300	301,029
Series 2025-5A, Class D, 5.16%, 03/15/32	500	502,699
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	2,000	2,036,307
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/29	3,000	3,010,989
Series 2024-D, Class B, 4.88%, 09/15/30	500	509,729
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30	1,000	1,014,767
Series 2025-2, Class A1, 4.06%, 09/15/30	500	501,066
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, 02/21/28	600	604,732
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B, 5.16%, 08/16/29	1,000	1,018,715
Series 2024-2, Class B, 5.28%, 10/16/29	850	871,899
Series 2024-4, Class A3, 4.40%, 08/16/29	1,000	1,006,030
Series 2025-1, Class A3, 4.62%, 12/17/29	500	505,101
Series 2025-3, Class A3, 4.18%, 08/16/30	1,000	1,005,350
Series 2025-3, Class A4, 4.30%, 09/16/31	500	505,706
Series 2025-4, Class A3, 3.84%, 02/18/31	2,000	1,998,961
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3, 3.98%, 06/17/30	2,250	2,259,117
Series 2025-4, Class A4, 4.05%, 02/17/32	2,500	2,507,487
Hyundai Auto Receivables Trust
Series 2024-B, Class B, 5.04%, 09/16/30	560	570,848
Series 2025-C, Class A3, 3.88%, 04/15/30	3,250	3,254,497
Security	Par (000)	Value
Asset-Backed Securities (continued)
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	$609	$ 613,488
Series 2024-A, Class A4, 4.91%, 02/18/31	610	620,449
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	3,000	3,037,005
Nissan Auto Receivables Owner Trust
Series 2025-A, Class A, 4.57%, 11/15/30	500	508,774
Series 2025-A, Class A3, 4.49%, 12/17/29	1,000	1,009,634
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/49	500	443,783
Santander Drive Auto Receivables Trust
Series 2024-4, Class D, 5.32%, 12/15/31	500	506,741
Series 2024-5, Class D, 5.14%, 02/17/32	2,000	2,021,171
Series 2025-2, Class A3, 4.67%, 08/15/29	500	503,316
Series 2025-4, Class A3, 4.17%, 04/15/30	1,300	1,305,048
Series 2025-4, Class B, 4.27%, 01/15/32	500	501,185
Synchrony Card Funding LLC
Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,762,846
Series 2025-A2, Class A, 4.49%, 05/15/31	2,000	2,022,042
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A3, 4.34%, 11/15/29	200	201,615
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,126,703
Series 2025-7, Class A1A, 3.96%, 08/20/31	800	800,843
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/33	2,000	2,046,507
WF Card Issuance Trust
Series 2024-A2, Class A, 4.29%, 10/15/29	700	705,744
Series 2025-A1, Class A, 4.34%, 05/15/30	1,000	1,011,591
World Omni Auto Receivables Trust
Series 2022-A, Class A4, 1.90%, 03/15/28	798	795,493
Series 2025-A, Class A3, 4.73%, 03/15/30	500	505,586
Series 2025-A, Class A4, 4.86%, 11/15/30	500	509,676
Series 2025-B, Class A3, 4.34%, 09/16/30	500	502,217
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, 04/17/28	400	403,077
Total Asset-Backed Securities — 1.5% (Cost: $90,471,432)		91,175,022
Corporate Bonds
Electric Utilities — 0.2%
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	500	497,042
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	510,291
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/46	579	421,646
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	900	898,223
Series 2024-A, Class A2, 5.23%, 06/01/42	1,235	1,239,372
PG&E Wildfire Recovery Funding LLC
Series 2022-1, Class A2, 4.26%, 06/01/38	1,000	971,769
Series 2022-1, Class A3, 4.38%, 06/03/41	1,060	995,736
Series 2022-1, Class A5, 4.67%, 12/01/53	500	436,284
Series 2022-B, Class A2, 4.72%, 06/01/37	500	492,372
Series 2022-B, Class A3, 5.08%, 06/01/43	500	496,871

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
SCE Recovery Funding LLC
Class A3, 5.54%, 09/15/52	$1,000	$ 998,375
Series 2023-A, Class A2, 5.11%, 12/14/49	280	266,654
Total Corporate Bonds — 0.2% (Cost: $8,275,180)		8,224,635
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.6%
Bank
Series 2018-BN11, Class B, 4.34%, 03/15/61(a)	500	484,734
Series 2019-BN16, Class C, 4.79%, 02/15/52(a)	500	456,561
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,597,499
Series 2019-BN21, Class A5, 2.85%, 10/17/52	1,964	1,866,649
Series 2020-BN25, Class C, 3.35%, 01/15/63(a)	200	175,191
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	4,055,498
Series 2021-BN35, Class AS, 2.46%, 06/15/64	500	430,046
Series 2021-BN36, Class C, 3.20%, 09/15/64(a)	250	207,177
Series 2022-BNK40, Class B, 3.39%, 03/15/64(a)	500	445,719
Series 2022-BNK43, Class A5, 4.40%, 08/15/55	1,000	983,541
Series 2023-5YR4, Class A3, 6.50%, 12/15/56	433	455,133
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,983,642
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(a)	1,180	1,244,083
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,217,208
Series 2024-5YR8, Class A3, 5.88%, 08/15/57	1,000	1,046,501
Series 2025-5YR16, Class A3, 5.28%, 08/15/63	1,000	1,033,022
Series 2025-BNK49, Class A5, 5.62%, 03/15/58(a)	1,000	1,057,889
Series 2025-BNK51, Class AS, 5.54%, 12/25/67	1,000	1,027,402
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class B, 3.88%, 02/15/50(a)	500	491,734
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	908	900,985
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	498,135
Series 2020-C7, Class A5, 2.04%, 04/15/53	2,010	1,822,361
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,052,923
Series 2021-C12, Class AS, 2.90%, 11/15/54	250	214,265
Series 2021-C9, Class C, 3.19%, 02/15/54(a)	250	207,272
Series 2022-C16, Class A5, 4.60%, 06/15/55(a)	3,000	2,969,949
Series 2022-C17, Class A5, 4.44%, 09/15/55	1,000	986,843
Series 2022-C18, Class C, 6.17%, 12/15/55(a)	300	297,953
Series 2024-5C25, Class AS, 6.36%, 03/15/57(a)	410	429,910
Series 2024-5C25, Class C, 6.64%, 03/15/57(a)	500	515,754
Series 2024-5C31, Class A3, 5.61%, 12/15/57	500	521,375
Series 2024-C30, Class A2, 6.13%, 11/15/57	400	419,726
Series 2024-C30, Class AS, 5.83%, 11/15/57(a)	250	261,468
Series 2025-5C34, Class A3, 5.66%, 05/15/58	300	313,717
Series 2025-5C38, Class AS, 5.48%, 11/15/58	900	924,554
Series 2025-C32, Class A5, 5.72%, 02/15/62	1,000	1,064,852
Series 2025-C35, Class A5, 5.59%, 07/15/58(a)	500	526,178
Series 2025-C35, Class B, 6.12%, 07/15/58(a)	500	525,409
Series 2025-C39, Class A5, 5.30%, 12/15/58	2,600	2,683,253
Series 2026-5C40, Class A3, 02/15/31(b)	1,800	1,862,987
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	5,521	5,054,696
Series 2021-C10, Class ASB, 2.27%, 07/15/54	500	474,219
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	1,000	996,854
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,605,319
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,092	3,015,580
Series 2019-B13, Class A4, 2.95%, 08/15/57	4,093	3,890,503
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,456,068
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B18, Class A5, 1.93%, 07/15/53	$1,000	$ 891,953
Series 2020-B19, Class B, 2.35%, 09/15/53	937	721,824
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,688,155
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,765,824
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	6,280,899
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	444,361
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,461,195
Series 2021-B30, Class B, 2.53%, 11/15/54(a)	250	206,382
Series 2022-B33, Class A5, 3.46%, 03/15/55(a)	476	444,312
Series 2024-5C8, Class A2, 5.15%, 12/15/57	1,000	1,024,741
Series 2024-V12, Class AS, 6.03%, 12/15/57(a)	500	520,739
Series 2024-V5, Class B, 6.06%, 01/10/57(a)	500	513,059
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,090,755
Series 2024-V6, Class AS, 6.38%, 03/15/57	920	961,931
Series 2024-V6, Class B, 6.79%, 03/15/57	500	524,097
Series 2024-V7, Class A2, 5.77%, 05/15/56	1,000	1,038,798
Series 2024-V8, Class B, 6.95%, 07/15/57(a)	500	532,091
Series 2025-V13, Class A2, 5.33%, 02/15/58	1,500	1,527,483
Series 2025-V14, Class A3, 5.18%, 04/15/57	500	513,298
Series 2025-V14, Class AM, 6.09%, 04/15/57(a)	250	261,197
Series 2025-V18, Class A3, 5.18%, 10/15/58	800	824,556
Series 2025-V19, Class A3, 5.25%, 01/15/58	800	827,119
BMARK, Series 2023-V4, Class B, 7.46%, 11/15/56(a)	500	530,849
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(a)	500	547,671
Series 2024-5C3, Class AS, 6.29%, 02/15/57(a)	1,000	1,041,667
Series 2024-5C5, Class A3, 5.86%, 02/15/57	1,400	1,462,849
Series 2024-5C6, Class AS, 5.75%, 09/15/57(a)	500	511,948
Series 2024-5C8, Class C, 5.74%, 12/15/57(a)	500	489,142
Series 2024-C8, Class A5, 5.60%, 03/15/57(a)	2,720	2,855,048
Series 2024-C8, Class AS, 5.91%, 03/15/57(a)	2,000	2,101,092
Series 2024-C8, Class B, 6.14%, 03/15/57(a)	1,470	1,535,633
Series 2024-C8, Class C, 6.23%, 03/15/57(a)	250	252,767
Series 2025-5C11, Class C, 6.01%, 07/15/58	250	254,049
Series 2025-5C9, Class A3, 5.78%, 04/15/58(a)	1,000	1,047,108
Series 2025-C11, Class A5, 5.69%, 02/15/58	1,000	1,057,684
CD Mortgage Trust(a)
Series 2017-CD6, Class AM, 3.71%, 11/13/50	500	492,010
Series 2018-CD7, Class B, 4.66%, 08/15/51	400	389,059
CGMS Commercial Mortgage Trust, Series 2017-B1, Class C, 4.10%, 08/15/50(a)	500	482,279
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,832,871
Series 2019-C7, Class C, 3.92%, 12/15/72(a)	1,000	917,104
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,800	1,712,350
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	500	490,488
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,307,361
Series 2018-CX11, Class B, 4.45%, 04/15/51(a)	500	487,752
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,000	911,767
DBJPM Mortgage Trust
Series 2017-C6, Class AM, 3.56%, 06/10/50(a)	1,500	1,458,868
Series 2020-C9, Class AM, 2.34%, 08/15/53	200	179,050
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,458,034
Series 2019-GC38, Class A3, 3.70%, 02/10/52	1,000	985,766
Series 2020-GC47, Class A5, 2.38%, 05/12/53	2,000	1,848,112
Series 2021-GSA3, Class A4, 2.37%, 12/15/54	900	795,881
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52	1,000	965,710
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	$4,979	$ 4,891,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class A3, 5.11%, 11/15/58	150	154,129
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	1,598	1,587,060
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	598,345
Series 2019-L3, Class B, 3.63%, 11/15/52(a)	250	229,248
Series 2020-HR8, Class B, 2.70%, 07/15/53	63	53,264
Series 2021-L6, Class AS, 2.75%, 06/15/54(a)	1,634	1,433,257
Series 2021-L6, Class C, 3.43%, 06/15/54(a)	250	209,504
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(a)	502	539,669
UBS Commercial Mortgage Trust(a)
Series 2018-C14, Class AS, 4.75%, 12/15/51	500	497,867
Series 2018-C14, Class B, 5.10%, 12/15/51	250	244,701
Series 2018-C15, Class AS, 4.67%, 12/15/51	250	245,470
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.48%, 11/15/50(a)	155	143,774
Series 2018-C43, Class AS, 4.15%, 03/15/51(a)	750	743,384
Series 2018-C43, Class ASB, 3.95%, 03/15/51(a)	420	419,802
Series 2018-C44, Class ASB, 4.17%, 05/15/51	441	440,909
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	491,986
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,000	1,005,419
Series 2018-C47, Class AS, 4.67%, 09/15/61(a)	2,000	1,989,609
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,176,936
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,398,200
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	2,111,351
Series 2021-C59, Class ASB, 2.30%, 04/15/54	830	798,559
Series 2021-C61, Class C, 3.31%, 11/15/54	500	428,037
Series 2025-5C3, Class C, 6.23%, 01/15/58(a)	500	512,814
Series 2025-5C5, Class A3, 5.59%, 07/15/58	200	208,985
Series 2025-5C5, Class AS, 5.92%, 07/15/58	500	522,564
Series 2025-5C6, Class A3, 5.19%, 10/15/58	1,000	1,028,806
Series 2025-C64, Class A5, 5.65%, 02/15/58	500	528,516
Total Non-Agency Mortgage-Backed Securities — 2.6% (Cost: $155,270,008)		152,853,137
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Ginnie Mae Mortgage-Backed Securities
6.50%, 11/20/55	3,775	3,915,911
5.50%, 02/20/56	1,900	1,928,272
Uniform Mortgage-Backed Securities
5.00%, 02/01/53 - 12/01/54	39,919	40,175,075
5.50%, 07/01/55 - 12/01/55	22,546	23,031,573
6.00%, 07/01/55	5,350	5,522,011
		74,572,842
Commercial Mortgage-Backed Securities — 2.8%
Fannie Mae-Aces
Series 2017-M12, Class A2, 3.06%, 06/25/27(a)	1,001	992,185
Series 2017-M15, Class A2, 2.97%, 09/25/27(a)	2,632	2,603,186
Series 2018-M12, Class A2, 3.62%, 08/25/30(a)	2,476	2,439,143
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	4,748	4,608,282
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,309	3,165,985
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,423	4,015,439
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	3,536	3,127,240
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,210,396
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces (continued)
Series 2023-M6, Class A2, 4.18%, 07/25/28(a)	$2,864	$ 2,881,769
Freddie Mac Multifamily Structured Pass Through Certificates
Series K071, Class A2, 3.29%, 11/25/27	10,000	9,909,735
Series K072, Class A2, 3.44%, 12/25/27	2,000	1,987,233
Series K076, Class A2, 3.90%, 04/25/28	659	659,780
Series K080, Class A2, 3.93%, 07/25/28(a)	1,000	1,001,839
Series K081, Class A2, 3.90%, 08/25/28(a)	6,302	6,309,800
Series K085, Class A2, 4.06%, 10/25/28(a)	4,000	4,019,625
Series K088, Class A2, 3.69%, 01/25/29	413	410,966
Series K100, Class A2, 2.67%, 09/25/29	12,302	11,786,242
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,466,373
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,698,142
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,986,451
Series K111, Class A2, 1.35%, 05/25/30	829	745,153
Series K117, Class A2, 1.41%, 08/25/30	3,000	2,679,980
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,784,247
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,429,968
Series K126, Class A2, 2.07%, 01/25/31	5,074	4,630,021
Series K128, Class A2, 2.02%, 03/25/31	3,000	2,725,644
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,793,771
Series K143, Class A2, 2.35%, 03/25/32	3,425	3,087,124
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,525,740
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,855,624
Series K149, Class AM, 3.53%, 09/25/32	500	476,859
Series K-150, Class A2, 3.71%, 09/25/32(a)	2,000	1,935,393
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,643,778
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,193,642
Series K-154, Class A2, 4.35%, 01/25/33(a)	2,500	2,505,047
Series K-156, Class A2, 4.43%, 02/25/33(a)	2,500	2,517,350
Series K-157, Class A2, 4.20%, 05/25/33	1,000	991,613
Series K-158, Class A2, 4.05%, 07/25/33	1,500	1,472,339
Series K-159, Class A2, 4.50%, 07/25/33(a)	3,000	3,028,060
Series K-160, Class A2, 4.50%, 08/25/33(a)	2,000	2,018,033
Series K-162, Class A2, 5.15%, 12/25/33(a)	1,000	1,049,669
Series K-166, Class A2, 4.58%, 10/25/34(a)	500	504,713
Series K-167, Class A2, 4.76%, 10/25/34	3,600	3,681,116
Series K-169, Class A2, 4.66%, 12/25/34(a)	1,500	1,522,096
Series K-171, Class A2, 4.40%, 06/25/35(a)	3,000	2,978,842
Series K-172, Class A2, 4.58%, 08/25/35(a)	1,800	1,811,183
Series K-173, Class A2, 4.60%, 09/25/35(a)	2,000	2,013,996
Series K-174, Class A2, 4.53%, 10/25/35(a)	1,000	1,001,498
Series K506, Class A2, 4.65%, 08/25/28(a)	1,825	1,856,326
Series K507, Class A2, 4.80%, 09/25/28(a)	2,000	2,042,241
Series K510, Class A2, 5.07%, 10/25/28(a)	1,000	1,028,325
Series K541, Class A2, 4.35%, 02/25/30(a)	900	910,977
Series K543, Class A2, 4.33%, 06/25/30(a)	2,000	2,023,014
Series K739, Class A2, 1.34%, 09/25/27	2,936	2,840,860
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	9,559,837
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,953,628
		166,097,518
Mortgage-Backed Securities — 92.0%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	703	646,738
4.00%, 02/01/47 - 02/01/57	2,608	2,514,340
3.50%, 11/01/51	4,077	3,862,156
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(a)	24	24,701

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(a)	$37	$ 37,551
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(a)	8	8,104
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(a)	2	1,601
(12-mo. RFUCCT US + 1.83%), 6.30%, 11/01/40(a)	1	1,077
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	27,140	24,952,691
2.50%, 07/01/28 - 01/01/33	4,837	4,684,769
3.50%, 03/01/32 - 06/01/49	26,812	25,373,189
5.00%, 04/01/33 - 04/01/49	1,080	1,099,791
4.00%, 05/01/33 - 01/01/49	9,176	8,922,710
5.50%, 06/01/35 - 01/01/39	34	35,499
4.50%, 06/01/38 - 01/01/49	3,741	3,732,103
(12-mo. RFUCCT US + 1.67%), 6.30%, 08/01/41(a)	2	1,676
(12-mo. RFUCCT US + 1.85%), 6.51%, 09/01/40(a)	3	3,416
Ginnie Mae(c)
3.00%, 06/20/51 - 02/19/56	12,303	11,106,395
6.50%, 02/15/55	5,275	5,454,595
5.50%, 11/20/55 - 02/19/56	39,067	39,501,091
4.00%, 02/15/56	28,020	26,492,377
2.50%, 02/19/56	5,400	4,676,489
3.50%, 02/19/56	18,925	17,334,329
4.50%, 02/19/56	13,675	13,351,842
5.00%, 02/19/56	34,975	34,966,681
6.00%, 02/19/56 - 03/19/56	30,650	31,316,346
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 01/20/56	129,808	131,961,049
6.00%, 03/15/35 - 09/20/55	73,546	75,401,089
6.50%, 09/15/36 - 09/20/55	35,879	37,134,775
4.50%, 07/15/39 - 11/20/54	96,731	95,116,622
5.00%, 11/15/39 - 12/20/54	109,798	110,170,849
4.00%, 03/15/41 - 10/20/53	63,285	60,701,833
3.50%, 09/20/42 - 07/20/53	113,654	106,224,763
3.00%, 01/20/43 - 09/20/52	151,259	136,961,590
2.50%, 05/20/45 - 09/20/52	209,845	181,703,316
2.00%, 07/20/50 - 06/20/52	228,921	190,489,307
1.50%, 10/20/51	660	522,476
Uniform Mortgage-Backed Securities
3.50%, 02/01/26 - 02/15/56(c)	265,446	248,557,431
4.00%, 05/01/26 - 02/12/56(c)	277,715	268,733,564
3.00%, 01/01/27 - 02/12/56(c)	409,635	370,420,120
2.50%, 09/01/28 - 02/12/56(c)	792,523	688,528,724
7.00%, 02/01/32	6	6,323
6.50%, 07/01/32 - 09/01/55	162,093	169,538,025
5.00%, 11/01/33 - 02/12/56(c)	263,230	264,340,790
6.00%, 03/01/34 - 02/15/56(c)	339,835	350,260,923
2.00%, 12/01/35 - 02/12/56(c)	1,266,415	1,063,210,819
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
1.50%, 03/01/36 - 11/01/51(c)	$114,473	$ 95,291,762
5.50%, 04/01/36 - 02/15/56(c)	368,403	375,843,360
4.50%, 09/01/39 - 02/15/56(c)	175,102	172,399,696
		5,453,621,463
Total U.S. Government Sponsored Agency Securities — 96.0% (Cost: $5,950,786,215)		5,694,291,823
Total Long-Term Investments — 100.3% (Cost: $6,204,802,835)		5,946,544,617

	Shares
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)	584,103,160	584,395,211
Total Short-Term Securities — 9.8% (Cost: $584,183,533)		584,395,211
Total Investments Before TBA Sale Commitments — 110.1% (Cost: $6,788,986,368)		6,530,939,828

Par (000)
TBA Sale Commitments(c)
Mortgage-Backed Securities — (0.7)%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 02/19/56	$(9,650)	(9,870,714)
Uniform Mortgage-Backed Securities
2.00%, 02/12/56	(15,000)	(12,165,554)
4.50%, 02/15/56	(3,775)	(3,698,053)
5.00%, 02/12/56	(15,750)	(15,745,661)
5.50%, 02/15/56	(1,725)	(1,748,996)
Total TBA Sale Commitments — (0.7)% (Proceeds: $(43,276,506))		(43,228,978)
Total Investments, Net of TBA Sale Commitments — 109.4% (Cost: $6,745,709,862)		6,487,710,850
Liabilities in Excess of Other Assets — (9.4)%		(557,687,933)
Net Assets — 100.0%		$ 5,930,022,917

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Securitized Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 609,916,262	$ —	$ (25,520,671)(a)	$ (5,405)	$ 5,025	$ 584,395,211	584,103,160	$ 5,395,559	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 91,175,022	$ —	$ 91,175,022
Corporate Bonds	—	8,224,635	—	8,224,635
Non-Agency Mortgage-Backed Securities	—	152,853,137	—	152,853,137
U.S. Government Sponsored Agency Securities	—	5,694,291,823	—	5,694,291,823
Short-Term Securities
Money Market Funds	584,395,211	—	—	584,395,211
Liabilities
Investments
TBA Sale Commitments	—	(43,228,978)	—	(43,228,978)
	$584,395,211	$5,903,315,639	$—	$6,487,710,850

Portfolio Abbreviation
BMO	BMO Capital Markets
CD	Certificate of Deposit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
TBA	To-Be-Announced